Note 15 - Finance Income and Finance Costs - Components of Finance Income and Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Statement Line Items [Line Items]
Interest received – Bank	$ 146	$ 53		$ 38
Interest – Term loan (note 28)	165	92		155
Interest – Capitalised to Property, plant and equipment (note 18)	(165)	(92)		(155)
Unwinding of rehabilitation provision	20	20		25
Finance charges – Leases (note 13)	17
Finance charges – Overdraft	307	253		44
Finance cost	$ 344	$ 273	[1]	$ 69	[1]

[1]	The Group initially applied IFRS 16 on January 1, 2019, using the modified retrospective approach. Under this approach, comparative information is not restated. There was no cumulative effect of initially applying IFRS 16 to recognise in retained earnings at the date of initial application.